Borrowings	12 Months Ended
Dec. 31, 2019
Long-Term Debt [Abstract]
Borrowings

NOTE 8: BORROWINGS

Borrowings consist of the following:

Navios Containers credit facilities	December 31, 2019	December 31, 2018
ABN AMRO Bank N.V. $50 million facility	$25,800	$50,000
BNP Paribas $24 million facility	—	29,464
BNP Paribas $25 million facility	—	23,611
BNP Paribas $54 million facility	44,688	—
HCOB $36 million facility	27,200	32,000
HCOB $127.2 million facility	57,131	—
Sellers’ Credit	15,000	—
Total loans	$169,819	$135,075
Financial liability	79,391	87,530
Total borrowings	$249,210	$222,605

Total borrowings	December 31, 2019	December 31, 2018
Total borrowings	$249,210	$222,605
Less: current portion of long-term debt	(38,496)	(27,626)
Less: current portion financial liability	(8,237)	(7,665)
Less: Deferred financing costs	(3,552)	(3,644)
Total long-term borrowings, net	$198,925	$183,670

ABN AMRO BANK N.V Facilities: On December 3, 2018, the Company entered into a facility agreement with ABN AMRO for an amount of up to $50,000 divided into two tranches: (i) the first tranche is for an amount of up to $41,200 in order to refinance the outstanding debt of four containerships and to partially finance the acquisition of one containership; and (ii) the second tranche is for an amount of up to $8,800 in order to partially finance the acquisition of one containership. This loan bears interest at a rate of LIBOR plus 350 bps. The Company drew the entire amount under this facility, net of the loan’s discount of $500 in the fourth quarter of 2018. On June 28, 2019, the Company entered into a supplemental agreement with ABN AMRO, under which the Company made a partial prepayment of the loan in the aggregate amount of $9,400 and two containerships were released from the facility. The outstanding loan amount as of December 31, 2019 was $25,800 and is repayable in 12 quarterly installments, the first in the amount of $3,400 each and the subsequent 11 in the amount of $1,050 each, along with a final balloon payment of $10,850 payable together with the last installment due in December 2022.

BNP Paribas Facilities: On December 20, 2017, the Company entered into a facility agreement with BNP Paribas for an amount of up to $24,000 (divided into four tranches of up to $6,000 each) to finance part of the purchase price of four containerships. The Company had drawn $24,000 under this facility, during the fourth quarter of 2017 and the first quarter of 2018, net of the loan discount of $300. In September 2018, the Company entered into a facility agreement with BNP Paribas to extend the facility dated December 20, 2017, for an additional amount of $9,000 to partially finance the purchase price of one containership. The Company drew the entire amount, net of the loan’s discount of $103.5, on September 7, 2018. These loans bore interest at a rate of LIBOR plus 300 bps. On June 28, 2019, Navios Containers refinanced the facilities dated in December 2017 and September 2018. As of December 31, 2019, there were no outstanding amounts under these facilities.

On May 25, 2018, the Company entered into a facility agreement with BNP Paribas, for an amount of up to $25,000, to finance part of the purchase price of one containership. This loan bore interest at a rate of LIBOR plus 300 bps. On May 29, 2018, the Company drew $25,000 under this facility, net of the loan’s discount of $300. On March 14, 2019, the facility was repaid in full. There was no outstanding loan amount under the facility as of December 31, 2019.

On June 26, 2019, the Company entered into a facility agreement with BNP Paribas for an amount of up to $54,000 to refinance the existing facilities of seven containerships. On June 27, 2019, the Company drew $48,750 net of loan’s discount of $405. This loan bears interest at a rate of LIBOR plus 300 bps. As of December 31, 2019, the facility is repayable in 18 quarterly installments the first two in the amount of $2,031 each and the subsequent 16 in the amount of $1,693 each, along with a final balloon payment of $13,542 payable together with the last installment, falling due on June 2024. As of December 31, 2019, the outstanding loan amount under this facility was $44,688 and no amount remains to be drawn.

Hamburg Commercial Bank AG and Alpha Bank A.E.: On June 28, 2018, the Company entered into a facility agreement with Hamburg Commercial Bank AG and Alpha Bank A.E. for an amount of up to $36,000 to finance part of the purchase price of two containerships. This loan bears interest at a rate of LIBOR plus 325 bps. As of December 31, 2019, the Company had drawn $36,000 under this facility, net of the loan’s discount of $270. As of December 31, 2019, the outstanding loan amount under this facility was $27,200 and is repayable in ten consecutive quarterly installments in an amount of $1,200 each together with a final balloon payment of $15,200 payable together with the last installment falling due in June 2022.

On November 9, 2018, the Company entered into a facility agreement with Hamburg Commercial Bank AG divided into four tranches of up to $31,800 each to finance part of the purchase price of up to four 10,000 TEU containerships. This loan bears interest at a rate of LIBOR plus 325 bps and commitment fee of 0.75% per annum on the undrawn loan amount. On March 12, 2019 and October 16, 2019, Navios Containers cancelled two of the tranches of the facility at no cost. On March 13, 2019, the Company drew $30,150 of the second tranche, net of the loan’s discount of $166, to refinance the outstanding debt of one containership. As of December 31, 2019, the second tranche of the facility is repayable in 15 consecutive quarterly installments in an amount of $702.4 each together with a final balloon payment of $17,506 payable together with the last installment falling due in July 2023. On April 18, 2019, the Company drew $31,122 of the fourth tranche, net of the loan’s discount of $233, to finance part of the purchase price of one containership. As of December 31, 2019, the fourth tranche of the facility is repayable in 15 consecutive quarterly installments in an amount of $678 each together with a final balloon payment of $18,918 payable together with the last installment falling due in July 2023. As of December 31, 2019, the outstanding loan amount under the facility was $57,131, and no amount remains to be drawn.

Sellers’ Credit: In January 2019, the Company entered into a sellers’ credit agreement (the “Sellers’ Credit”) in connection with the acquisition of two 10,000 TEU containerships, for an amount of up to $20,000 at a rate of 5% per annum, divided in two tranches of $15,000 and $5,000. On April 23, 2019, following the acquisition of one 2011-built 10,000 TEU containership, the Company drew $15,000, net of discount of $150. In July 2019, following the conversion of the purchase obligation of the second 2011-built 10,000 TEU containership into an option, the second tranche expired. As of December 31, 2019, the outstanding amount under the Sellers’ Credit was $15,000 and it matured and was repaid in January 2020.

Financial liability: On May 25, 2018, the Company entered into a $119,000 sale and leaseback transaction with Minsheng Financial Leasing Co. Ltd to refinance the outstanding balance of the existing facilities of 18 containerships. The Company has a purchase obligation to acquire the vessels at the end of the lease term and under ASC 842-40, the transfer of the vessels was determined to be a failed sale. In accordance with ASC 842-40, the Company did not derecognize the respective vessels from its balance sheet and accounted for the amounts received under the sale and leaseback transaction as a financial liability. On June 29, 2018, the Company completed the sale and leaseback of the first six vessels for $37,500. On July 27, 2018 and on August 29, 2018, the Company completed the sale and leaseback of four additional vessels for $26,000. On November 9, 2018, the Company completed the sale and leaseback of four additional vessels for $26,700. The Company did not proceed with the sale and leaseback transaction of the four remaining vessels. The Company is obligated to make 60 monthly payments in respect of all 14 vessels of approximately $1,097 each. The Company also has an obligation to purchase the vessels at the end of the fifth year for $45,100. As of December 31, 2019, the outstanding balance under the sale and leaseback transaction was $79,391.

Amounts drawn under the facilities are secured by first priority mortgages on the Company’s vessels. The credit facilities and sale and leaseback transaction contain a number of restrictive covenants that limit Navios Containers and/or its subsidiaries from, among other things: incurring or guaranteeing indebtedness; entering into affiliate transactions other than on arm’s length terms; charging, pledging or encumbering the vessels; changing the flag, class, management or ownership of the Company’s vessels; acquiring any vessel or permitting any guarantor to acquire any further assets or make investments; purchasing or otherwise acquiring for value any units of its capital or declaring or paying any distributions; permitting any guarantor to form or acquire any subsidiaries. The majority of credit facilities and sale and leaseback transaction also require the vessels to comply with the ISM Code and ISPS Code and to maintain safety management certificates and documents of compliance at all times.

The Company’s credit facilities and sale and leaseback transaction also require compliance with a number of financial covenants, including: (i) maintain a value to loan ratio ranging from 120% to 125%; (ii) minimum free consolidated liquidity of $14,500 as at December 31, 2019 and equal to at least the product of $500 and the total number of vessels as defined in the Company’s credit facilities; (iii) maintain a ratio of liabilities-to-assets (as defined in the Company’s credit facilities) of less than 0.80 : 1.00; and (iv) maintain a minimum net worth of at least $75,000. Among other events, it will be an event of default under the Company’s credit facilities and sale and leaseback transaction if the financial covenants are not complied with.

In addition, it is a requirement under the credit facilities that Navios Holdings, Navios Partners, Angeliki Frangou and their respective affiliates collectively own at least 20% of the Company.

As of December 31, 2019, the Company was in compliance with all of the covenants under all of its credit facilities and sale and leaseback transaction.

The annualized weighted average interest rates of the Company’s total borrowings were 5.72%, 5.76% and 5.20% for the years ended December 31, 2019 and 2018 and for the period from April 28, 2017 (date of inception) to December 31, 2017, respectively.

For the years ended December 31, 2019, 2018 and for the period from April 28, 2017 to December 31, 2017, interest expense amounted to $14,903, $10,187 and $1,863, respectively and is presented under the caption “Interest expense and finance cost” in the consolidated statements of income.

The maturity table below reflects the principal payments for the next five years of all borrowings of Navios Containers outstanding as of December 31, 2019 based on the repayment schedules of the respective loan facilities, financial liability and Sellers’ Credit (as described above).

Payment due by 12 month period ending
December 31, 2020	$47,960
December 31, 2021	30,466
December 31, 2022	54,682
December 31, 2023	99,175
December 31, 2024	16,927
Total	$249,210